SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Estimated Useful Lives of Fixed Assets

Fixed assets are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Buildings	20 years
Plant and machinery	10 years
Furniture, fixtures and office equipment	5 years
Computer software	5 years
Motor vehicles	5 years
Leasehold improvements	Over the shorter of the lease term or their estimated useful lives

Fair Value and Carrying Value of Convertible Bonds

As of December 31, 2013 and 2014, the fair value and carrying value of the convertible bonds is as follows:

		As of December 31,
	Note	2013	2014	2014
		(RMB’000)	(RMB’000)	(US$’000)
Fair value *		565,673	525,728	84,732
Carrying value	31	470,357	519,958	83,802

*	The fair value of the convertible bonds is determined using binomial model with reference to market quote on the trade price of the convertible bonds as of December 31, 2013 and 2014.